Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and certain elements of our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” (or “CAP”) to our principal executive officer (the “PEO”) and our other NEOs (the “Other NEOs”), we are required to make various adjustments to the amounts that have been reported in this year’s (and prior years) Summary Compensation Tables, as the SEC’s valuation methods for this section differ from those required by the Summary Compensation Table rules. The Pay Versus Performance table below summarizes compensation values reported in our Summary Compensation Tables as well as the adjusted values required in this section for the 2022, 2023 and 2024 fiscal years. Note that for our Other NEOs, compensation (and the adjustments described below) are reported on an average basis.
PAY VERSUS PERFORMANCE

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(1)(2) (c)	Average Summary Compensation Table Total for Other Non-PEO NEOs ($)(1) (d)	Average Compensation Actually Paid to Other Non-PEO NEOs ($)(1)(3) (e)	Total Shareholder Return ($)(4) (f)	Net Income (in 000’s) ($)(5) (g)
2024	4,840,598	2,273,769	1,306,802	945,666	49.88	(78,182)
2023	5,832,507	4,186,045	1,432,567	1,071,370	78.24	(92,852)
2022	6,962,743	6,668,162	1,759,623	1,781,907	103.18	37,034

(1)
The PEO and non-PEO NEOs for each year are: Majdi Abulaban, (PEO); and Tim Trenary, Michael Dorah and Parveen Kakar (non-PEO NEOs). The non-PEO NEOs in 2023 were Tim Trenary and Michael Dorah. The non-PEO NEOs for 2022 were Tim Trenary and Parveen Kakar.

(2)
For 2024, to determine CAP to our PEO, as an adjustment to the Summary Compensation Table Total value for the PEO for 2024, we: (a) subtracted the reported Summary Compensation Table Stock Awards column value for 2024 of $3,207,383; (b) added $1,606,711 as the 2024 year-end fair value of stock awards granted in 2024 and outstanding at 2024 year-end; (c) added $0 as the vesting date fair value of stock awards granted in 2024 that vested in 2024; (d) subtracted $710,286 as the change in fair value (from 2023 year-end to 2024 year-end) of stock awards granted in prior years that were outstanding at 2024 year-end; (e) added $147,283 as the change in fair value (from 2023 year-end to the vesting date) of stock awards granted in prior years that vested in 2024; (f) subtracted $403,154 as the 2023 year-end fair value of stock awards granted in prior years that were forfeited or failed to vest in 2024; and (g) added $0 as the value of dividend equivalents paid or accrued in 2024 on applicable stock awards. Please note that, while similar adjustment information was provided in our 2024 proxy statement for 2022 and 2023, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to the Company’s stockholders understanding of the information reported in the Pay Versus Performance table for 2024 or the relationship disclosures provided below.

(3)
For 2024, to determine CAP to our Other NEOs, as an adjustment to the average Summary Compensation Table Total value for the Other NEOs for 2024, we: (a) subtracted the reported Summary Compensation Table Stock Awards column value for 2024 of $280,646; (b) added $140,588 as the 2024 year-end fair value of stock awards granted in 2024 and outstanding at 2024 year-end; (c) added $0 as the vesting date fair value of stock awards granted in 2024 that vested in 2024; (d) subtracted $161,032 as the change in fair value (from 2023 year-end to 2024 year-end) of stock awards granted in prior years that were outstanding at 2024 year-end; (e) added $31,356 as the change in fair value (from 2023 year-end to the vesting date) of stock awards granted in prior years that vested in 2024; (f) subtracted $91,400 as the prior year-end fair value of stock awards granted in prior years that were forfeited or failed to vest in 2024; and (g) added $0 as the value of dividend equivalents paid or accrued in 2024 on applicable stock awards. Please note that, while similar adjustment information was provided in our 2024 proxy statement for 2022 and 2023, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to the Company’s stockholders understanding of the information reported in the Pay Versus Performance table for 2024 or the relationship disclosures provided below.

(4)
The values as of December 31, 2021 and disclosed in this TSR column represent the one-year, two-year and three-year cumulative measurement period values of an investment of $100 in SUP stock as of December 31, 2022, December 31, 2023 and December 31, 2024 respectively.

(5)	Net Income as reported in our Annual Reports on Form 10-K filed on March 6, 2025, March 7, 2024, and March 3, 2023, respectively.
Supplemental Information for Pay Versus Performance Table
The tables below provide further summary information to explain the difference between Total compensation as reported in the Summary Compensation Tables and CAP paid to the PEO and Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K, as disclosed above in the Pay Versus Performance table:

Year	Reported Summary Compensation Table Total for PEO ($)	Change in estimated value of Stock Awards ($)(1)	Compensation Actually Paid to PEO ($)
2024	4,840,598	(2,566,829)	2,273,769

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Change in estimated value of Stock Awards ($)(1)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,306,802	(361,135)	945,666

(1)	Adjusted amounts are described in footnotes two and three to the Pay Versus Performance table above.

Named Executive Officers, Footnote
(1)
The PEO and non-PEO NEOs for each year are: Majdi Abulaban, (PEO); and Tim Trenary, Michael Dorah and Parveen Kakar (non-PEO NEOs). The non-PEO NEOs in 2023 were Tim Trenary and Michael Dorah. The non-PEO NEOs for 2022 were Tim Trenary and Parveen Kakar.

PEO Total Compensation Amount	$ 4,840,598	$ 5,832,507	$ 6,962,743
PEO Actually Paid Compensation Amount	$ 2,273,769	4,186,045	6,668,162
Adjustment To PEO Compensation, Footnote
(2)
For 2024, to determine CAP to our PEO, as an adjustment to the Summary Compensation Table Total value for the PEO for 2024, we: (a) subtracted the reported Summary Compensation Table Stock Awards column value for 2024 of $3,207,383; (b) added $1,606,711 as the 2024 year-end fair value of stock awards granted in 2024 and outstanding at 2024 year-end; (c) added $0 as the vesting date fair value of stock awards granted in 2024 that vested in 2024; (d) subtracted $710,286 as the change in fair value (from 2023 year-end to 2024 year-end) of stock awards granted in prior years that were outstanding at 2024 year-end; (e) added $147,283 as the change in fair value (from 2023 year-end to the vesting date) of stock awards granted in prior years that vested in 2024; (f) subtracted $403,154 as the 2023 year-end fair value of stock awards granted in prior years that were forfeited or failed to vest in 2024; and (g) added $0 as the value of dividend equivalents paid or accrued in 2024 on applicable stock awards. Please note that, while similar adjustment information was provided in our 2024 proxy statement for 2022 and 2023, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to the Company’s stockholders understanding of the information reported in the Pay Versus Performance table for 2024 or the relationship disclosures provided below.

Supplemental Information for Pay Versus Performance Table
The tables below provide further summary information to explain the difference between Total compensation as reported in the Summary Compensation Tables and CAP paid to the PEO and Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K, as disclosed above in the Pay Versus Performance table:

Year	Reported Summary Compensation Table Total for PEO ($)	Change in estimated value of Stock Awards ($)(1)	Compensation Actually Paid to PEO ($)
2024	4,840,598	(2,566,829)	2,273,769

(1)	Adjusted amounts are described in footnotes two and three to the Pay Versus Performance table above.

Non-PEO NEO Average Total Compensation Amount	$ 1,306,802	1,432,567	1,759,623
Non-PEO NEO Average Compensation Actually Paid Amount	$ 945,666	1,071,370	1,781,907
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For 2024, to determine CAP to our Other NEOs, as an adjustment to the average Summary Compensation Table Total value for the Other NEOs for 2024, we: (a) subtracted the reported Summary Compensation Table Stock Awards column value for 2024 of $280,646; (b) added $140,588 as the 2024 year-end fair value of stock awards granted in 2024 and outstanding at 2024 year-end; (c) added $0 as the vesting date fair value of stock awards granted in 2024 that vested in 2024; (d) subtracted $161,032 as the change in fair value (from 2023 year-end to 2024 year-end) of stock awards granted in prior years that were outstanding at 2024 year-end; (e) added $31,356 as the change in fair value (from 2023 year-end to the vesting date) of stock awards granted in prior years that vested in 2024; (f) subtracted $91,400 as the prior year-end fair value of stock awards granted in prior years that were forfeited or failed to vest in 2024; and (g) added $0 as the value of dividend equivalents paid or accrued in 2024 on applicable stock awards. Please note that, while similar adjustment information was provided in our 2024 proxy statement for 2022 and 2023, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to the Company’s stockholders understanding of the information reported in the Pay Versus Performance table for 2024 or the relationship disclosures provided below.

Supplemental Information for Pay Versus Performance Table
The tables below provide further summary information to explain the difference between Total compensation as reported in the Summary Compensation Tables and CAP paid to the PEO and Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K, as disclosed above in the Pay Versus Performance table:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Change in estimated value of Stock Awards ($)(1)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,306,802	(361,135)	945,666

(1)	Adjusted amounts are described in footnotes two and three to the Pay Versus Performance table above.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 49.88	78.24	103.18
Net Income (Loss)	$ (78,182,000)	$ (92,852,000)	$ 37,034,000
PEO Name	Majdi Abulaban	Majdi Abulaban	Majdi Abulaban
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,566,829)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,207,383)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,606,711
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(710,286)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,283
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(403,154)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,135)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(280,646)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,588
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,032)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,356
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,400)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0